COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) € in Millions, ¥ in Millions, R$ in Millions, $ in Millions, $ in Millions		3 Months Ended			6 Months Ended
	Dec. 22, 2020 USD ($)	Jun. 30, 2021 USD ($) MW	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) MW	Jun. 30, 2021 BRL (R$) MW	Jun. 30, 2021 COP ($) MW	Jun. 30, 2021 CNY (¥) MW	Jun. 30, 2021 EUR (€) MW	Jun. 30, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Agreements renewable and extended period maximum					2089	2089	2089	2089	2089
Investment in equity-accounted investments		$ 9	$ 44	$ 3	$ 53					$ 15
Ownership interest			6.00%
Litigation settlement, amount awarded	$ 231
Litigation settlement, annual compounding interest percentage	9.00%
Brookfield Renewable | TerraForm Power Inc
Disclosure of contingent liabilities [line items]
Ownership interest	51.00%
Losses on litigation settlement, adjustment to initial ruling		$ 50
Brookfield Renewable And Institutional Partners
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 175
Ownership interest			23.00%
270 MW Wind Portfolio
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments					$ 11	R$ 54
Solar power capacity (in MW) | MW		270			270	270	270	270	270
Ownership interest					25.00%	25.00%	25.00%	25.00%	25.00%
38 MW Solar Portfolio
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments					$ 41		$ 153,000
Solar power capacity (in MW) | MW		38			38	38	38	38	38
Ownership interest					24.00%	24.00%	24.00%	24.00%	24.00%
213 MW Solar Portfolio
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments					$ 59			¥ 378
Ownership interest					14.00%	14.00%	14.00%	14.00%	14.00%
Wind power capacity (in MW) | MW		213			213	213	213	213	213
Poland Renewable Business
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments | €									€ 150
Ownership interest					40.00%	40.00%	40.00%	40.00%	40.00%
Poland Renewable Business | Brookfield Renewable
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments					$ 50
Ownership interest					6.00%	6.00%	6.00%	6.00%	6.00%
Poland Renewable Business | Brookfield Renewable And Institutional Partners
Disclosure of contingent liabilities [line items]
Ownership interest					23.00%	23.00%	23.00%	23.00%	23.00%